Inventories (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventories.
Raw materials	€ 115,838	€ 13,790
Unfinished goods	21,079
Finished goods	3,963	741
Total	140,880	€ 14,531
Amount of increase in inventory	€ 126,499